Distribution Date:	11/18/21	Wells Fargo Commercial Mortgage Trust 2016-L25
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2016-LC25

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Investor Relations	(704) 374-6161	REAM_InvestorRelations@wellsfargo.com
Certificate Interest Reconciliation Detail	4		301 South College Street, | Charlotte, NC 28288-0166
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Co-op Master Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Kathleen Luzik	(703) 302-1902
Mortgage Loan Detail (Part 1)	13-15		2011 Crystal Drive,Suite 800 | Arlington, VA 22202
Mortgage Loan Detail (Part 2)	16-18	Co-op Special Servicer	National Cooperative Bank, N.A.
Principal Prepayment Detail	19		Kathleen Luzik	(703) 302-1902
Historical Detail	20		2011 Crystal Drive,Suite 800 | Arlington, VA 22202
Delinquency Loan Detail	21	Special Servicer	LNR Partners, LLC
			Job Warshaw	(305) 695-5600
Collateral Stratification and Historical Detail	22
			1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Specially Serviced Loan Detail - Part 1	23
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Specially Serviced Loan Detail - Part 2	24	Representations Reviewer
Modified Loan Detail	25		Don Simon	(203) 660-6100
Historical Liquidated Loan Detail	26		375 North French Road,Suite 100 | Amherst, NY 14228
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Bond / Collateral Loss Reconciliation Detail	27		Bank, N.A.
Interest Shortfall Detail - Collateral Level	28		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Supplemental Notes	29
			9062 Old Annapolis Road, | Columbia, MD 21045
		Trustee	Wilmington Trust, National Association
			General Contact	(302) 636-4140
			1100 North Market St., | Wilmington, DE 19890
		Directing Certificateholder	World Class Capital Group, LLC
			-
			, | ,

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95000JAS7	1.795000%	43,663,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000JAT5	2.983000%	75,129,000.00	12,250,255.26	7,798,968.12	30,452.09	0.00	0.00	7,829,420.21	4,451,287.14	34.08%	30.00%
A-3	95000JAU2	3.374000%	235,000,000.00	235,000,000.00	0.00	660,741.67	0.00	0.00	660,741.67	235,000,000.00	34.08%	30.00%
A-4	95000JAV0	3.640000%	253,530,000.00	253,530,000.00	0.00	769,041.00	0.00	0.00	769,041.00	253,530,000.00	34.08%	30.00%
A-SB	95000JAW8	3.486000%	61,153,000.00	61,153,000.00	0.00	177,649.47	0.00	0.00	177,649.47	61,153,000.00	34.08%	30.00%
A-S	95000JAX6	4.028952%	71,623,000.00	71,623,000.00	0.00	240,471.35	0.00	0.00	240,471.35	71,623,000.00	25.56%	22.50%
B	95000JBA5	4.497952%	42,973,000.00	42,973,000.00	0.00	161,075.40	0.00	0.00	161,075.40	42,973,000.00	20.45%	18.00%
C	95000JBB3	4.497952%	42,974,000.00	42,974,000.00	0.00	161,079.15	0.00	0.00	161,079.15	42,974,000.00	15.34%	13.50%
D	95000JAC2	3.197952%	52,523,000.00	52,523,000.00	0.00	139,971.69	0.00	0.00	139,971.69	52,523,000.00	9.09%	8.00%
E	95000JAE8	4.497952%	10,982,000.00	10,982,000.00	0.00	41,163.76	0.00	0.00	41,163.76	10,982,000.00	7.78%	6.85%
F	95000JAG3	4.497952%	16,712,000.00	16,712,000.00	0.00	62,641.48	0.00	0.00	62,641.48	16,712,000.00	5.79%	5.10%
G	95000JAJ7	4.497952%	18,144,000.00	18,144,000.00	0.00	68,009.03	0.00	0.00	68,009.03	18,144,000.00	3.64%	3.20%
H*	95000JAL2	4.497952%	30,559,554.00	30,559,554.00	0.00	116,595.68	0.00	0.00	116,595.68	30,559,554.00	0.00%	0.00%
V	95000JAN8	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95000JAQ1	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			954,965,554.02	848,423,809.26	7,798,968.12	2,628,891.77	0.00	0.00	10,427,859.89	840,624,841.14

Notional Certificates
X-A	95000JAY4	1.000275%	668,475,000.00	561,933,255.26	0.00	468,406.36	0.00	0.00	468,406.36	554,134,287.14
X-B	95000JAZ1	0.213183%	157,570,000.00	157,570,000.00	0.00	27,992.66	0.00	0.00	27,992.66	157,570,000.00
X-D	95000JAA6	1.300000%	52,523,000.00	52,523,000.00	0.00	56,899.92	0.00	0.00	56,899.92	52,523,000.00
Notional SubTotal			878,568,000.00	772,026,255.26	0.00	553,298.94	0.00	0.00	553,298.94	764,227,287.14

Deal Distribution Total					7,798,968.12	3,182,190.71	0.00	0.00	10,981,158.83

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000JAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000JAT5	163.05628000	103.80769237	0.40533070	0.00000000	0.00000000	0.00000000	0.00000000	104.21302307	59.24858763
A-3	95000JAU2	1,000.00000000	0.00000000	2.81166668	0.00000000	0.00000000	0.00000000	0.00000000	2.81166668	1,000.00000000
A-4	95000JAV0	1,000.00000000	0.00000000	3.03333333	0.00000000	0.00000000	0.00000000	0.00000000	3.03333333	1,000.00000000
A-SB	95000JAW8	1,000.00000000	0.00000000	2.90500008	0.00000000	0.00000000	0.00000000	0.00000000	2.90500008	1,000.00000000
A-S	95000JAX6	1,000.00000000	0.00000000	3.35745989	0.00000000	0.00000000	0.00000000	0.00000000	3.35745989	1,000.00000000
B	95000JBA5	1,000.00000000	0.00000000	3.74829311	0.00000000	0.00000000	0.00000000	0.00000000	3.74829311	1,000.00000000
C	95000JBB3	1,000.00000000	0.00000000	3.74829315	0.00000000	0.00000000	0.00000000	0.00000000	3.74829315	1,000.00000000
D	95000JAC2	1,000.00000000	0.00000000	2.66495992	0.00000000	0.00000000	0.00000000	0.00000000	2.66495992	1,000.00000000
E	95000JAE8	1,000.00000000	0.00000000	3.74829357	0.00000000	0.00000000	0.00000000	0.00000000	3.74829357	1,000.00000000
F	95000JAG3	1,000.00000000	0.00000000	3.74829344	0.00000000	0.00000000	0.00000000	0.00000000	3.74829344	1,000.00000000
G	95000JAJ7	1,000.00000000	0.00000000	3.74829310	0.00000000	0.00000000	0.00000000	0.00000000	3.74829310	1,000.00000000
H	95000JAL2	1,000.00000000	0.00000000	3.81535935	(0.06706610)	18.54805113	0.00000000	0.00000000	3.81535935	1,000.00000000
V	95000JAN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95000JAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000JAY4	840.61970195	0.00000000	0.70070887	0.00000000	0.00000000	0.00000000	0.00000000	0.70070887	828.95289598
X-B	95000JAZ1	1,000.00000000	0.00000000	0.17765222	0.00000000	0.00000000	0.00000000	0.00000000	0.17765222	1,000.00000000
X-D	95000JAA6	1,000.00000000	0.00000000	1.08333340	0.00000000	0.00000000	0.00000000	0.00000000	1.08333340	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	10/01/21 - 10/30/21	30	0.00	30,452.09	0.00	30,452.09	0.00	0.00	0.00	30,452.09	0.00
A-3	10/01/21 - 10/30/21	30	0.00	660,741.67	0.00	660,741.67	0.00	0.00	0.00	660,741.67	0.00
A-4	10/01/21 - 10/30/21	30	0.00	769,041.00	0.00	769,041.00	0.00	0.00	0.00	769,041.00	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	177,649.47	0.00	177,649.47	0.00	0.00	0.00	177,649.47	0.00
X-A	10/01/21 - 10/30/21	30	0.00	468,406.36	0.00	468,406.36	0.00	0.00	0.00	468,406.36	0.00
X-B	10/01/21 - 10/30/21	30	0.00	27,992.66	0.00	27,992.66	0.00	0.00	0.00	27,992.66	0.00
X-D	10/01/21 - 10/30/21	30	0.00	56,899.92	0.00	56,899.92	0.00	0.00	0.00	56,899.92	0.00
A-S	10/01/21 - 10/30/21	30	0.00	240,471.35	0.00	240,471.35	0.00	0.00	0.00	240,471.35	0.00
B	10/01/21 - 10/30/21	30	0.00	161,075.40	0.00	161,075.40	0.00	0.00	0.00	161,075.40	0.00
C	10/01/21 - 10/30/21	30	0.00	161,079.15	0.00	161,079.15	0.00	0.00	0.00	161,079.15	0.00
D	10/01/21 - 10/30/21	30	0.00	139,971.69	0.00	139,971.69	0.00	0.00	0.00	139,971.69	0.00
E	10/01/21 - 10/30/21	30	0.00	41,163.76	0.00	41,163.76	0.00	0.00	0.00	41,163.76	0.00
F	10/01/21 - 10/30/21	30	0.00	62,641.48	0.00	62,641.48	0.00	0.00	0.00	62,641.48	0.00
G	10/01/21 - 10/30/21	30	0.00	68,009.03	0.00	68,009.03	0.00	0.00	0.00	68,009.03	0.00
H	10/01/21 - 10/30/21	30	566,745.35	114,546.17	0.00	114,546.17	(2,049.51)	0.00	0.00	116,595.68	566,820.17
Totals			566,745.35	3,180,141.20	0.00	3,180,141.20	(2,049.51)	0.00	0.00	3,182,190.71	566,820.17

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	10,981,158.83
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,196,093.66	Master Servicing Fee	10,186.60
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,312.70
Interest Adjustments	550.09	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	365.29
ARD Interest	0.00	Operating Advisor Fee	1,136.13
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	211.87
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,196,643.75	Total Fees	16,502.59

Principal		Expenses/Reimbursements
Scheduled Principal	7,921,428.82	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	(11,805.81)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	8,172.36
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,583.94
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	(122,460.70)	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	7,798,968.12	Total Expenses/Reimbursements	(2,049.51)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,182,190.71
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	7,798,968.12
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	10,981,158.83
Total Funds Collected	10,995,611.87	Total Funds Distributed	10,995,611.91

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	848,423,809.44	848,423,809.44	Beginning Certificate Balance	848,423,809.26
(-) Scheduled Principal Collections	7,921,428.82	7,921,428.82	(-) Principal Distributions	7,798,968.12
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	(122,460.70)	(122,460.70)	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	840,624,841.32	840,624,841.32	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	848,743,447.25	848,743,447.25	Ending Certificate Balance	840,624,841.14
Ending Actual Collateral Balance	840,830,737.45	840,830,737.45

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.18)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.18)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.50%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	18,310,036.86	2.18%	57	4.4781	NAP	Defeased	2	18,310,036.86	2.18%	57	4.4781	NAP
1,000,000 or less	5	4,567,500.00	0.54%	55	5.3077	1.594320	1.20 or less	15	127,139,216.79	15.12%	58	4.5543	0.691732
1,000,001 to 2,000,000	5	8,088,658.52	0.96%	60	3.8279	1.317412	1.21 to 1.30	10	63,860,153.67	7.60%	59	4.4315	1.247278
2,000,001 to 3,000,000	4	10,878,461.23	1.29%	59	4.1936	1.502892	1.31 to 1.40	5	65,466,288.48	7.79%	60	4.6521	1.362349
3,000,001 to 4,000,000	4	14,483,735.88	1.72%	59	4.6546	1.733753	1.41 to 1.50	2	67,186,995.43	7.99%	59	4.3863	1.431646
4,000,001 to 5,000,000	9	41,767,413.10	4.97%	59	4.3725	1.466010	1.51 to 1.75	23	203,089,402.79	24.16%	59	4.4929	1.609195
5,000,001 to 6,000,000	3	16,884,419.84	2.01%	59	4.2311	1.128693	1.76 to 2.00	7	108,899,284.29	12.95%	59	4.5581	1.890238
6,000,001 to 7,000,000	4	26,465,488.19	3.15%	60	4.0102	1.358169	2.01 to 3.00	12	170,173,463.01	20.24%	59	3.9047	2.336931
7,000,001 to 8,000,000	4	29,802,285.35	3.55%	60	4.8855	1.213360	3.01 or greater	1	16,500,000.00	1.96%	59	3.1170	3.036600
8,000,001 to 9,000,000	2	17,179,058.06	2.04%	56	4.6883	1.442781	Totals	77	840,624,841.32	100.00%	59	4.3634	1.619676
9,000,001 to 10,000,000	5	46,718,440.13	5.56%	59	4.0744	1.421937
10,000,001 to 15,000,000	14	171,920,131.99	20.45%	59	4.6720	1.549385
15,000,001 to 20,000,000	5	89,882,745.81	10.69%	60	4.2987	2.064082
20,000,001 to 30,000,000	5	122,122,683.01	14.53%	58	4.3882	1.364829
30,000,001 or greater	6	221,553,783.35	26.36%	59	4.1326	1.858852
Totals	77	840,624,841.32	100.00%	59	4.3634	1.619676
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	18,310,036.86	2.18%	57	4.4781	NAP	Wisconsin	2	19,247,600.64	2.29%	59	4.8558	0.764010
Alabama	1	13,074,276.58	1.56%	60	4.5100	2.080700	Totals	99	840,624,841.32	100.00%	59	4.3634	1.619676
Arizona	5	28,151,638.55	3.35%	60	4.5515	2.344491
									Property Type³
California	5	95,492,951.76	11.36%	60	4.4165	1.565263
Colorado	2	21,691,896.99	2.58%	58	4.2252	1.645461		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Connecticut	6	49,408,303.97	5.88%	59	4.1191	2.523728		Properties	Balance	Agg. Bal.			DSCR¹
Florida	5	60,236,062.19	7.17%	60	4.7436	1.520594	Defeased	2	18,310,036.86	2.18%	57	4.4781	NAP
Georgia	2	7,586,861.23	0.90%	59	4.8822	1.836839	Industrial	1	13,231,010.07	1.57%	60	4.8900	1.344600
Illinois	3	25,325,643.70	3.01%	59	4.0896	1.720251	Lodging	10	124,885,881.57	14.86%	59	4.9161	1.030605
Indiana	2	8,542,528.69	1.02%	59	4.6136	1.235696	Mixed Use	2	27,647,833.01	3.29%	60	4.3904	1.331935
Louisiana	1	30,000,000.00	3.57%	60	4.2500	1.931200	Mobile Home Park	26	67,608,174.80	8.04%	58	4.4126	1.792481
Maryland	3	7,201,393.05	0.86%	58	4.1140	1.427100	Multi-Family	18	123,226,991.42	14.66%	58	4.0584	1.414940
Michigan	7	36,018,130.51	4.28%	59	4.8156	1.426656	Office	11	218,531,215.12	26.00%	59	4.0364	2.007962
Minnesota	4	15,362,723.61	1.83%	59	4.5246	1.319627	Retail	28	244,862,514.21	29.13%	59	4.4708	1.675510
New Jersey	1	16,500,000.00	1.96%	59	3.1170	3.036600	Self Storage	1	2,321,184.27	0.28%	57	4.6300	2.359400
New York	18	147,242,737.65	17.52%	59	3.6127	1.455540	Totals	99	840,624,841.32	100.00%	59	4.3634	1.619676
North Carolina	1	18,727,068.37	2.23%	59	4.2200	1.840500
Ohio	7	30,187,409.02	3.59%	59	4.7171	1.551144
Oklahoma	1	21,735,547.08	2.59%	50	4.8580	1.189900
Oregon	2	22,544,105.52	2.68%	57	4.4608	1.458895
South Carolina	3	51,058,645.87	6.07%	59	4.9557	1.677214
Tennessee	1	1,929,500.70	0.23%	60	4.7600	1.687400
Texas	11	69,816,160.85	8.31%	60	4.7829	1.072691
Utah	1	6,646,187.77	0.79%	60	4.4000	1.556400
Virginia	3	18,587,430.16	2.21%	59	4.6468	2.019147

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	18,310,036.86	2.18%	57	4.4781	NAP	Defeased	2	18,310,036.86	2.18%	57	4.4781	NAP
	3.000% or less	1	50,000,000.00	5.95%	58	2.8595	2.121700	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.250%	1	16,500,000.00	1.96%	59	3.1170	3.036600	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 3.500%	5	21,229,209.59	2.53%	60	3.3667	1.001613	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	8	37,193,509.36	4.42%	60	3.6119	1.353459	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	1	23,428,143.70	2.79%	59	3.9900	1.730400	49 months or greater	75	822,314,804.46	97.82%	59	4.3609	1.621541
	4.001% to 4.250%	8	159,235,008.89	18.94%	59	4.1283	1.844322	Totals	77	840,624,841.32	100.00%	59	4.3634	1.619676
	4.251% to 4.500%	11	115,265,843.36	13.71%	59	4.3409	1.662351
	4.501% to 4.750%	14	177,993,299.63	21.17%	60	4.6331	1.498322
	4.751% to 5.000%	13	141,548,378.84	16.84%	57	4.8905	1.551530
	5.001% to 5.250%	6	48,981,082.40	5.83%	60	5.1374	1.369275
	5.251% to 5.500%	6	19,879,399.89	2.36%	59	5.2710	1.433170
	5.501% or greater	1	11,060,928.80	1.32%	60	5.5400	(0.187600)
	Totals	77	840,624,841.32	100.00%	59	4.3634	1.619676
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	18,310,036.86	2.18%	57	4.4781	NAP	Defeased	2	18,310,036.86	2.18%	57	4.4781	NAP
	60 months or less	75	822,314,804.46	97.82%	59	4.3609	1.621541	Interest Only	12	108,302,500.00	12.88%	59	3.4395	2.099596
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	8	92,101,712.24	10.96%	59	4.8999	1.193011
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	54	620,497,361.96	73.81%	59	4.4433	1.601325
	Totals	77	840,624,841.32	100.00%	59	4.3634	1.619676	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	1	1,413,230.26	0.17%	60	3.6500	1.790000
								Totals	77	840,624,841.32	100.00%	59	4.3634	1.619676
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	18,310,036.86	2.18%	57	4.4781	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	68	765,277,767.77	91.04%	59	4.3889	1.595893
	13 to 24 months	6	50,971,976.77	6.06%	60	4.0378	2.055577
	25 months or greater	1	6,065,059.92	0.72%	60	3.5400	1.210000
	Totals	77	840,624,841.32	100.00%	59	4.3634	1.619676
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	306531002	OF	New York	NY	Actual/360	2.860%	123,117.36	0.00	0.00	N/A	09/01/26	--	50,000,000.00	50,000,000.00	11/01/21
3	300571604	LO	Hilton Head Island	SC	Actual/360	4.920%	161,858.90	87,514.66	0.00	N/A	10/06/26	--	38,204,302.58	38,116,787.92	11/06/21
4	28000945	MH	Various	Various	Actual/360	4.114%	130,007.93	55,852.24	0.00	N/A	09/06/26	--	36,698,335.55	36,642,483.31	11/06/21
5	300571623	OF	West Palm Beach	FL	Actual/360	4.680%	145,080.00	0.00	0.00	N/A	11/06/26	--	36,000,000.00	36,000,000.00	11/06/21
6	28000978	RT	Moreno Valley	CA	Actual/360	4.713%	124,122.64	39,494.49	0.00	N/A	11/06/26	--	30,584,006.61	30,544,512.12	11/06/21
7	310934969	RT	Glastonbury	CT	Actual/360	4.030%	104,975.90	0.00	0.00	N/A	11/01/26	--	30,250,000.00	30,250,000.00	09/01/21
8	310936261	OF	Metairie	LA	Actual/360	4.250%	109,791.67	0.00	0.00	N/A	11/11/26	--	30,000,000.00	30,000,000.00	11/11/21
9	28000956	LO	Brooklyn	NY	Actual/360	4.560%	102,503.46	42,919.67	0.00	N/A	10/06/26	--	26,104,447.55	26,061,527.88	11/06/21
10	310937719	RT	Gurnee	IL	Actual/360	3.990%	80,495.20	0.00	0.00	N/A	10/01/26	--	23,428,143.70	23,428,143.70	04/01/21
11	28000846	MF	Norman	OK	Actual/360	4.858%	91,031.11	25,167.80	0.00	N/A	01/06/26	--	21,760,714.88	21,735,547.08	11/06/21
12	310936921	RT	Rohnert Park	CA	Actual/360	4.330%	78,034.94	31,224.67	0.00	N/A	11/11/26	--	20,928,689.02	20,897,464.35	11/11/21
13	600938498	OF	Tempe	AZ	Actual/360	4.610%	79,394.44	0.00	0.00	N/A	11/11/26	--	20,000,000.00	20,000,000.00	11/11/21
14	600933684	MU	Huntington Beach	CA	Actual/360	4.300%	71,726.60	27,247.69	0.00	N/A	11/11/26	--	19,371,025.24	19,343,777.55	11/11/21
15	28000951	MF	Fayetteville	NC	Actual/360	4.220%	68,150.00	26,945.93	0.00	N/A	10/06/26	--	18,754,014.30	18,727,068.37	11/06/21
16	310938436	OF	Jersey City	NJ	Actual/360	3.117%	44,287.38	0.00	0.00	N/A	10/11/26	--	16,500,000.00	16,500,000.00	11/11/21
17	300571617	OF	Jacksonville	FL	Actual/360	5.260%	69,446.74	20,387.04	0.00	N/A	11/06/26	--	15,332,286.93	15,311,899.89	11/06/21
18	28000927	OF	Aurora	CO	Actual/360	4.185%	53,117.82	26,205.27	0.00	N/A	08/06/26	--	14,739,595.33	14,713,390.06	11/06/21
20	310935502	IN	Plano	TX	Actual/360	4.890%	55,841.21	30,310.46	0.00	N/A	11/11/26	--	13,261,320.53	13,231,010.07	09/11/21
21	610936585	OF	Los Angeles	CA	Actual/360	4.020%	50,194.17	0.00	0.00	N/A	11/11/26	--	14,500,000.00	14,500,000.00	11/11/21
22	300571624	MH	Various	Various	Actual/360	5.220%	60,391.08	19,409.24	0.00	N/A	11/06/26	--	13,435,168.94	13,415,759.70	11/06/21
23	310936123	RT	Medford	OR	Actual/360	4.260%	50,218.78	20,704.89	0.00	N/A	11/11/26	--	13,689,807.81	13,669,102.92	11/11/21
24	300571622	SS	Midlothian	VA	Actual/360	4.500%	53,771.86	18,734.81	0.00	N/A	08/06/26	--	13,876,609.05	13,857,874.24	11/06/21
25	28000926	MH	East Hartford	CT	Actual/360	4.316%	51,451.28	17,367.34	0.00	N/A	08/06/26	--	13,843,808.30	13,826,440.96	11/06/21
26	28000943	LO	Milwaukee	WI	Actual/360	4.946%	52,053.74	27,895.39	0.00	N/A	10/06/26	--	12,221,897.00	12,194,001.61	11/06/21
27	600933866	RT	Decatur	AL	Actual/360	4.510%	50,843.91	17,638.84	0.00	N/A	11/11/26	--	13,091,915.42	13,074,276.58	11/11/21
28	28000968	LO	Dallas	TX	Actual/360	5.540%	52,893.04	26,467.20	0.00	N/A	11/06/26	--	11,087,396.00	11,060,928.80	11/06/21
29	300571621	RT	Brownstown Township	MI	Actual/360	5.030%	48,200.11	14,418.72	0.00	N/A	11/06/26	--	11,128,095.86	11,113,677.14	11/06/21
30	28000960	RT	La Quinta	CA	Actual/360	4.490%	39,530.82	17,024.88	0.00	N/A	10/06/26	--	10,224,222.62	10,207,197.74	11/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	28000731	RT	Lapeer	MI	Actual/360	4.997%	45,369.66	13,995.95	0.00	N/A	08/03/26	--	10,543,796.47	10,529,800.52	11/03/21
32	28000975	OF	Herndon	VA	Actual/360	4.776%	42,445.27	15,108.45	0.00	N/A	11/06/26	--	10,320,620.45	10,305,512.00	11/06/21
33	470102150	MF	Briarwood	NY	Actual/360	3.290%	26,711.78	19,215.71	0.00	N/A	11/01/26	--	9,428,610.05	9,409,394.34	11/01/21
34	28000965	MF	Avon Lake	OH	Actual/360	4.623%	40,176.67	13,281.39	0.00	N/A	11/06/26	--	10,092,315.28	10,079,033.89	11/06/21
35	410936779	RT	Amarillo	TX	Actual/360	4.070%	33,751.14	13,407.84	0.00	N/A	10/11/26	--	9,630,188.66	9,616,780.82	11/11/21
36	28000944	MF	Patalaska	OH	Actual/360	4.350%	35,100.15	13,187.59	0.00	N/A	09/06/26	--	9,370,452.56	9,357,264.97	11/06/21
37	310934028	RT	Woodburn	OR	Actual/360	4.770%	36,506.00	12,642.23	0.00	N/A	04/11/26	--	8,887,644.83	8,875,002.60	11/11/21
38	470101680	MF	Brooklyn	NY	Actual/360	3.560%	28,509.67	0.00	0.00	N/A	11/01/26	--	9,300,000.00	9,300,000.00	11/01/21
39	28000958	MU	Mankato	MN	Actual/360	4.601%	32,954.22	13,573.68	0.00	N/A	10/06/26	--	8,317,629.14	8,304,055.46	11/06/21
40	28000976	RT	Rotterdam	NY	Actual/360	5.140%	39,989.91	0.00	0.00	11/06/26	11/06/27	--	9,035,000.00	9,035,000.00	11/06/21
41	300571619	LO	Hartsville	SC	Actual/360	5.110%	34,600.36	11,602.61	0.00	N/A	11/06/26	--	7,863,221.45	7,851,618.84	11/06/21
42	300571612	LO	Webster	TX	Actual/360	5.000%	33,204.28	11,620.33	0.00	N/A	11/06/26	--	7,711,962.31	7,700,341.98	11/06/20
43	310937109	LO	Woodway	TX	Actual/360	4.700%	29,173.24	11,487.96	0.00	N/A	11/11/26	--	7,208,213.46	7,196,725.50	11/11/21
44	28000969	OF	Aurora	CO	Actual/360	4.310%	25,944.33	11,958.27	0.00	N/A	11/06/26	--	6,990,465.20	6,978,506.93	11/06/21
45	470100740	MF	New York	NY	Actual/360	3.740%	21,862.94	12,828.19	0.00	N/A	11/01/26	--	6,788,561.76	6,775,733.57	11/01/21
46	28000946	OF	Columbia	SC	Actual/360	5.727%	34,284.14	6,951,954.41	0.00	N/A	11/06/21	--	6,951,954.41	0.00	11/06/21
47	300571615	RT	Appleton	WI	Actual/360	4.700%	28,587.11	9,792.09	0.00	N/A	11/06/26	--	7,063,391.12	7,053,599.03	11/06/21
48	610936405	RT	Salt Lake City	UT	Actual/360	4.400%	25,224.13	11,206.23	0.00	N/A	11/11/26	--	6,657,394.00	6,646,187.77	11/11/21
49	470101900	MF	Ossining	NY	Actual/360	3.540%	18,539.09	16,654.91	0.00	N/A	11/01/26	--	6,081,714.83	6,065,059.92	11/01/21
50	470102130	MF	Brooklyn	NY	Actual/360	3.370%	16,962.45	11,755.82	0.00	N/A	11/01/26	--	5,845,202.66	5,833,446.84	11/01/21
51	600935816	RT	Glen Allen	VA	Actual/360	4.430%	22,774.36	9,387.85	0.00	N/A	10/11/26	--	5,970,121.74	5,960,733.89	11/11/21
52	28000940	LO	Aiken	SC	Actual/360	4.985%	21,900.62	11,663.08	0.00	N/A	09/06/26	--	5,101,902.19	5,090,239.11	11/06/21
53	300571611	MF	Houston	TX	Actual/360	4.560%	19,291.15	7,497.32	0.00	N/A	11/06/26	--	4,912,855.48	4,905,358.16	11/06/21
54	300571618	LO	Dallas	TX	Actual/360	5.240%	21,708.86	(106,725.35)	(122,460.70)	N/A	11/06/26	--	4,689,212.36	4,795,937.71	11/06/21
55	300571598	LO	Richmond Hill	GA	Actual/360	4.780%	19,861.85	7,619.65	0.00	N/A	10/06/26	--	4,825,391.87	4,817,772.22	11/06/21
56	610935678	RT	Pearland	TX	Actual/360	4.320%	17,990.29	7,308.08	0.00	N/A	09/11/26	--	4,836,099.56	4,828,791.48	11/11/21
57	470102170	MF	Jamaica	NY	Actual/360	3.570%	14,149.10	8,951.92	0.00	N/A	11/01/26	--	4,602,579.22	4,593,627.30	11/01/21
58	470099840	MF	Brooklyn	NY	Actual/360	3.610%	14,010.08	8,750.29	0.00	N/A	10/01/26	--	4,506,861.50	4,498,111.21	11/01/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
59	410936784	RT	Amarillo	TX	Actual/360	4.010%	16,547.18	6,754.93	0.00	N/A	10/11/26	--	4,792,041.26	4,785,286.33	11/11/21
60	28000950	RT	Crawfordsville	IN	Actual/360	4.539%	16,915.43	7,142.70	0.00	N/A	10/06/26	--	4,327,765.15	4,320,622.45	11/06/21
61	300571610	SS	Richmond	VA	Actual/360	4.410%	16,930.37	6,131.81	0.00	N/A	08/06/26	--	4,458,294.43	4,452,162.62	11/06/21
62	300571614	OF	Schererville	IN	Actual/360	4.690%	17,077.91	6,751.79	0.00	N/A	11/06/26	--	4,228,658.03	4,221,906.24	11/06/21
63	410936683	RT	Macomb Township	MI	Actual/360	4.580%	15,447.88	6,416.60	0.00	N/A	10/11/26	--	3,916,914.65	3,910,498.05	11/11/21
64	300571607	MH	Various	NY	Actual/360	4.800%	15,414.54	5,834.41	0.00	N/A	11/06/26	--	3,729,325.23	3,723,490.82	11/06/21
65	28000961	RT	Lakeville	MN	Actual/360	4.412%	13,511.48	6,005.73	0.00	N/A	10/06/26	--	3,556,380.53	3,550,374.80	11/06/21
66	300571620	RT	Goodyear	AZ	Actual/360	4.840%	13,768.36	4,152.56	0.00	N/A	11/06/26	--	3,303,524.77	3,299,372.21	11/06/21
67	470101780	MF	Forest Hills	NY	Actual/360	3.490%	8,395.83	5,507.26	0.00	N/A	11/01/26	--	2,793,695.21	2,788,187.95	11/01/21
68	470101190	MF	New York	NY	Actual/360	3.710%	9,584.17	0.00	0.00	N/A	11/01/26	--	3,000,000.00	3,000,000.00	11/01/21
69	300571625	RT	Hiram	GA	Actual/360	5.060%	12,083.54	4,131.30	0.00	N/A	11/06/26	--	2,773,220.31	2,769,089.01	11/06/21
70	300571608	SS	Ashland	VA	Actual/360	4.630%	9,266.61	3,054.20	0.00	N/A	08/06/26	--	2,324,238.47	2,321,184.27	11/06/21
71	300571609	RT	Knoxville	TN	Actual/360	4.760%	7,921.29	3,045.97	0.00	N/A	11/06/26	--	1,932,546.67	1,929,500.70	11/06/21
72	470102090	MF	New York	NY	Actual/360	3.470%	5,383.71	3,563.72	0.00	N/A	11/01/26	--	1,801,744.18	1,798,180.46	11/01/21
73	470101970	MF	Forest Hills	NY	Actual/360	3.550%	4,750.69	6,317.42	0.00	N/A	11/01/26	--	1,554,064.52	1,547,747.10	11/01/21
74	470101840	MF	New York	NY	Actual/360	3.650%	4,446.58	1,499.99	0.00	N/A	11/01/26	--	1,414,730.25	1,413,230.26	11/01/21
75	470101860	MF	New York	NY	Actual/360	3.490%	4,207.39	0.00	0.00	N/A	11/01/26	--	1,400,000.00	1,400,000.00	11/01/21
76	28000878	RT	St. Charles	MN	Actual/360	5.350%	4,491.77	0.00	0.00	05/06/26	05/06/31	--	975,000.00	975,000.00	11/06/21
77	28000977	RT	Decatur	IL	Actual/360	5.290%	4,373.07	0.00	0.00	11/06/26	11/06/31	--	960,000.00	960,000.00	11/06/21
78	28000876	RT	Philo	IL	Actual/360	5.350%	4,319.01	0.00	0.00	05/06/26	05/06/31	--	937,500.00	937,500.00	11/06/21
79	28000897	RT	San Antonio	TX	Actual/360	5.270%	4,084.25	0.00	0.00	05/06/26	05/06/31	--	900,000.00	900,000.00	11/06/21
80	28000877	RT	Borger	TX	Actual/360	5.270%	3,607.75	0.00	0.00	05/06/26	05/06/31	--	795,000.00	795,000.00	11/06/21
Totals							3,196,643.75	7,798,968.12	(122,460.70)				848,423,809.44	840,624,841.32
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	95,647,177.04	37,176,729.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,519,024.40	14,771,826.55	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	8,158,308.75	6,118,508.01	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,038,391.45	2,379,313.76	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,871,785.90	1,527,562.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,339,902.00	827,405.00	01/01/20	03/31/20	11/12/21	11,881,026.60	166,706.24	104,612.00	206,309.20	278,900.81	0.00
8	2,426,267.21	1,533,467.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	884,837.90	0.00	--	--	--	0.00	0.00	0.00	0.00	2,330.99	0.00
10	17,733,131.00	9,736,777.97	01/01/21	06/30/21	--	0.00	137,409.39	0.00	0.00	0.00	0.00
11	2,676,811.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,613,959.40	1,042,367.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	5,096,441.17	2,624,409.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,605,599.00	1,611,259.67	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,053,810.30	1,081,698.19	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	27,128,533.67	20,300,188.34	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,541,709.28	1,238,962.96	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,005,033.72	866,095.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,446,011.56	733,796.56	01/01/21	06/30/21	--	0.00	0.00	85,992.14	172,190.85	0.00	0.00
21	1,634,934.40	995,179.11	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,337,627.00	1,111,563.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,280,729.25	647,519.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,656,518.15	1,344,348.21	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	535,120.58	577,784.01	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,444,675.00	909,526.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	(230,496.80)	(64,413.36)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,090,255.71	510,637.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,401,342.54	658,070.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	1,134,746.00	923,319.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,295,420.68	812,783.45	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	523,655.00	538,719.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
34	945,011.84	761,599.58	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	979,159.47	417,945.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	848,767.70	712,938.08	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,095,535.13	520,739.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	560,644.00	512,631.00	12/31/19	12/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
39	916,335.48	422,652.19	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	911,800.00	455,900.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	606,676.31	692,575.53	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,023,953.00	0.00	--	--	11/12/21	1,701,823.31	63,878.73	36,439.07	473,622.31	0.00	0.00
43	86,555.43	464,168.68	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	857,140.16	441,905.57	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	579,075.00	379,279.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
46	703,823.11	185,558.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	929,448.29	551,988.78	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	784,521.72	361,910.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	559,022.00	511,259.00	10/01/18	09/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
50	424,003.00	335,055.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
51	820,945.00	346,893.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	331,101.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	698,304.17	609,837.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	53,083.66	01/01/21	03/31/21	--	0.00	39,280.01	0.00	0.00	0.00	0.00
55	295,518.49	604,306.14	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	423,044.29	306,132.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	395,700.00	457,609.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
58	470,919.00	558,686.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
59	577,483.62	316,719.38	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	363,750.00	272,812.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	595,341.80	313,938.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	354,420.00	177,210.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	628,631.36	345,675.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	296,648.00	222,486.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	305,595.65	288,933.07	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	216,243.00	194,490.00	04/01/19	03/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
68	94,194.00	60,541.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
69	476,806.04	118,849.43	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	269,974.74	88,885.10	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	221,277.64	117,750.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	45,756.00	22,484.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
73	185,608.00	149,597.00	12/31/19	12/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
74	122,892.00	127,724.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
75	40,854.00	97,077.00	08/01/19	07/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
76	84,812.92	42,406.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
77	83,645.04	41,822.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
78	81,843.75	40,922.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
79	77,599.03	38,799.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
80	69,228.90	34,614.45	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	220,330,872.35	126,313,799.76				13,582,849.91	407,274.37	227,043.21	852,122.36	281,231.80	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	2	43,481,010.07	0	0.00	1	7,700,341.98	0	0.00	0	0.00	1	23,428,143.70	0	0.00	0	0.00	4.363442%	4.329500%	59
10/18/21	0	0.00	0	0.00	1	7,711,962.31	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.374692%	4.339536%	59
09/17/21	2	34,955,028.84	0	0.00	1	7,724,601.08	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.374916%	4.339764%	60
08/17/21	0	0.00	1	30,250,000.00	2	12,456,739.87	0	0.00	0	0.00	1	4,720,622.46	0	0.00	0	0.00	4.439504%	4.402961%	58
07/16/21	1	30,250,000.00	0	0.00	3	35,906,434.07	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.439692%	4.403153%	59
06/17/21	0	0.00	0	0.00	3	35,929,650.32	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.439902%	4.403368%	60
05/17/21	1	30,250,000.00	0	0.00	3	35,951,004.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.440087%	4.397058%	61
04/16/21	0	0.00	0	0.00	4	66,224,031.85	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.440294%	4.397278%	62
03/17/21	0	0.00	0	0.00	3	42,817,047.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.440476%	4.397471%	63
02/18/21	0	0.00	1	7,809,548.11	3	58,058,322.19	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.440929%	4.400196%	64
01/15/21	1	7,820,700.26	0	0.00	3	58,108,085.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.441087%	4.400356%	65
12/17/20	0	0.00	0	0.00	3	58,157,668.68	0	0.00	0	0.00	1	26,544,155.74	0	0.00	0	0.00	4.441234%	4.400504%	66
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	310934969	09/01/21	1	1	104,612.00	206,309.20	415,770.17	30,250,000.00	08/05/20	1
20	310935502	09/11/21	1	1	85,992.14	172,190.85	0.00	13,293,301.99
42	300571612	11/06/20	11	6	36,439.07	473,622.31	43,019.06	7,843,946.10	02/18/21	3
Totals					227,043.21	852,122.36	458,789.23	51,387,248.09
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		827,022,341	775,840,989	51,181,352		0
> 60 Months		13,602,500	13,602,500	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	840,624,841	789,443,489	43,481,010	0	7,700,342	0
Oct-21	848,423,809	840,711,847	0	0	7,711,962	0
Sep-21	849,473,835	806,794,205	34,955,029	0	7,724,601	0
Aug-21	898,046,855	855,340,115	0	30,250,000	12,456,740	0
Jul-21	899,045,547	832,889,113	30,250,000	0	35,906,434	0
Jun-21	900,122,196	864,192,546	0	0	35,929,650	0
May-21	901,112,679	834,911,675	30,250,000	0	35,951,005	0
Apr-21	902,181,415	835,957,383	0	0	66,224,032	0
Mar-21	903,163,753	860,346,705	0	0	42,817,048	0
Feb-21	903,985,848	838,117,978	0	7,809,548	58,058,322	0
Jan-21	904,999,405	839,070,619	7,820,700	0	58,108,086	0
Dec-20	905,984,913	847,827,244	0	0	58,157,669	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	310934969	30,250,000.00	30,250,000.00	20,600,000.00	08/11/21	798,004.00	2.58960	03/31/20	11/01/26	300
42	300571612	7,700,341.98	7,843,946.10	6,600,000.00	03/15/21	919,071.00	1.70860	12/31/19	11/06/26	299
54	300571618	4,795,937.71	4,795,937.71	4,400,000.00	10/02/20	43,281.94	0.45900	03/31/21	11/06/26	239
Totals		42,746,279.69	42,889,883.81	31,600,000.00		1,760,356.94

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	310934969	RT	CT	08/05/20	1

The Shops at Somerset is an open air lifestyle shopping center located in Glastonbury, CT. The Property contains 113,987 SF, consisting of 94,819 SF of retail and 19,168 SF of office space. Property was built in 1987. Loan transferred to the

Special Servicer as a result of payment delinquency. As of 9/30/21, Property is 72% occupied. Lender has put in a Receiver. Lender is working with Borrower on a deed-in-lieu/foreclosure in order for property to become REO. In addtion,

	Lender has also receiv	ed an offer to assume the Loan with certain modifications to the Loan that is also being reviewed.

42	300571612	LO	TX	02/18/21	3

The Loan is 60+days delinquent. The property is a 109-room, five-story, select-service hotel built in 2009 and is situated on a 2.30-acre site. Despite multiple discussions with Borrower, Lender and Borrower were not able to close on a viable transa ction. Lender engaged counsel, filed for Receiver on 6/24/21 and Flag was notified of Lenders enforcement of remedies. Borrower declared bankruptcy on 7/5/2021. Title search showed a tax lien on the property for failure to pay occupancy tax in Octob

e r 2020. Lender is currently working to protect the collateral by filing relief from stay motions, dismissal of the bankruptcy suit and a guaranty suit against one of the Guarantors. Lender will continue to pursue

Foreclosure once automatic stay is l i fted.

54	300571618	LO	TX	08/13/20	8
Please see the loan modification report.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	300571604	39,432,591.32	4.92000%	39,350,280.51	4.92000%	10	08/17/20	04/02/20	09/11/20
9	28000956	0.00	4.56000%	0.00	4.56000%	10	11/11/20	03/19/20	12/11/20
41	300571619	8,018,283.07	5.11000%	8,018,283.07	5.11000%	10	09/04/20	05/08/20	10/13/20
43	310937109	0.00	4.70000%	0.00	4.70000%	10	09/22/20	08/11/20	11/12/20
54	300571618	0.00	5.24000%	0.00	5.24000%	8	07/23/21	06/06/20	--
Totals		47,450,874.39		47,368,563.58
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
19	28000923 10/17/18	14,584,122.35	33,900,000.00	17,778,189.31	696,928.65	17,778,189.31	17,081,260.66	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		14,584,122.35	33,900,000.00	17,778,189.31	696,928.65	17,778,189.31	17,081,260.66	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
19	28000923	10/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	6,512.15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	0.00	0.00	1,583.94	(20,098.58)	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	1,660.21	0.00	0.00	8,292.77	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	8,172.36	0.00	1,583.94	(11,805.81)	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(2,049.51)

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Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29